Average Annual Total Returns - Invesco Russell 1000 Dynamic Multifactor ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 1000® Invesco Dynamic Multifactor Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Invesco Dynamic Multifactor Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Nov. 08, 2017	35.72%	16.38%	35.19%	15.94%	21.47%	12.65%	36.19%	16.77%	31.43%	12.80%